Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 6,588,000	$ 16,742,000	$ 33,884,000	$ 49,697,000	$ 66,434,000	$ 60,824,000
Cost of sales	4,788,000	11,455,000	23,424,000	33,729,000	44,694,000	43,591,000
Gross profit	1,800,000	5,287,000	10,460,000	15,968,000	21,740,000	17,233,000
Operating expenses:
Selling and administrative	4,168,000	5,717,000	12,638,000	16,817,000	22,304,000	18,932,000
Research and development	623,000	1,147,000	2,196,000	3,419,000	4,464,000	4,916,000
Total operating expenses	4,791,000	6,864,000	14,834,000	20,236,000	26,768,000	23,848,000
Operating loss	(2,991,000)	(1,577,000)	(4,374,000)	(4,268,000)	(5,028,000)	(6,615,000)
Other income (expense):
Interest expense, net	(184,000)	(362,000)	(762,000)	(1,227,000)	(1,646,000)	(1,718,000)
Net loss	$ (3,175,000)	$ (1,939,000)	$ (5,136,000)	$ (5,495,000)	$ (6,674,000)	$ (8,333,000)
Net loss per share - basic	$ (0.15)	$ (0.12)	$ (0.27)	$ (0.33)	$ (0.40)	$ (0.50)
Net loss per share - diluted	$ (0.15)	$ (0.12)	$ (0.27)	$ (0.33)	$ (0.40)	$ (0.50)
Weighted average number of common shares outstanding - basic	21,340,371	16,684,320	19,289,746	16,683,074	16,717,761	16,548,533
Weighted average number of common shares outstanding - diluted	21,340,371	16,684,320	19,289,746	16,683,074	16,717,761	16,548,533